Notes Payable – Related Party	3 Months Ended
Mar. 31, 2023
Notes Payable – Related Party Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the three month period ended March 31, 2023, the Company repaid $36,795 of principal. As at March 31, 2023, the Company had recorded $22,723 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2022, the Company repaid $64,550 of principal. As at December 31, 2022, the Company had recorded $23,456 in accrued interest which was included in accounts payable and accrued liabilities.

During the three month period ended March 31, 2023, the Company recorded finance expense of $0 (December 31, 2022 - $60,770). As of March 31, 2023, all notes are fully accreted.

Amount
($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(125)
Repayments	(36,795)
Balance, March 31, 2023	2,567,793
Current	2,567,793
Non-current	0